Consolidated Statement of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statement Of Operations
Revenue
Cost of revenues
Gross profit
Operating expenses
Payroll and related expenses	129,668	198,787	540,320	612,325	803,426	1,056,621
Consulting	157,500	48,203	1,523,041	814,856	867,356	8,436,442
Professional fees	33,113	88,488	241,488	503,165	614,935	946,273
Research and development	156,484	150,398	175,739	717,988	824,711	1,518,807
General and administrative	63,130	490,056	661,420	1,441,376	1,939,230	11,602,139
Total operating expenses	539,895	975,932	3,142,008	4,089,710	5,049,658	23,560,282
Operating loss	(539,895)	(975,932)	(3,142,008)	(4,089,710)	(5,049,658)	(23,560,282)
Other income and (expenses)
Interest expense, net	(207,087)	(7,080)	(1,023,818)	(11,655)	(75,145)	(14,966)
Change in fair value of derivative liability	409,994	2,324	1,164,807	2,324	(50,237)
Legal settlement - replacement warrants				(1,119,450)	(1,764,450)
Loss on extinguishment of debt	(56,221)		(628,510)
Net loss	(393,209)	(980,688)	(3,629,530)	(5,218,491)	(6,939,490)	(23,575,248)
Less: Noncontrolling interest in net loss	(3,389)	(3,345)	(9,134)	(12,708)	(16,390)	(12,269)
Net loss to Cool Technologies shareholders	$ (389,820)	$ (977,343)	$ (3,620,396)	$ (5,205,783)	$ (6,923,100)	$ (23,562,979)
Net loss per common share: Basic and diluted	$ (0.01)	$ (0.01)	$ (0.04)	$ (0.08)	$ (0.11)	$ (0.42)
Weighted average common shares outstanding: Basic and diluted	84,142,499	66,089,776	80,677,522	63,938,744	64,586,781	56,742,881